Liquidity [Text Block]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Liquidity [Abstract]
Liquidity [Text Block]

NOTE 2. LIQUIDITY AND GOING CONCERN

The Company has principally financed its operations from inception using proceeds from the sale of its equity securities to its shareholders prior to the Public Offering and such amount of proceeds from the Public Offering that were placed in an account outside of the Trust Account (as defined below) for working capital purposes. In connection with the closing of the Offering and the Private Placement on September 18, 2017, an amount of $690,000,000 (or $10.00 per Class A ordinary share sold to the public in the Offering included in the Units) from the sale of the Units and Private Placement Warrants was placed in a trust account (the “Trust Account”). As of June 30, 2019, the Company had $274,295 in its operating bank accounts, $712,534,665 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and a working capital deficit of $2,871,908, which includes the deferral of approximately $759,000 of payments until the consummation of a Business Combination.

Until the consummation of a Business Combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company may need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors or third parties. In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (other than the Sponsor’s commitment to provide the Company an aggregate of $200,000 in loans in order to finance transaction costs in connection with a Business Combination). Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through September 18, 2019, the scheduled liquidation date. The Company filed a preliminary proxy statement to, among other things, seek stockholder approval to extend the date by which the Company is required to consummate a Business Combination from September 18, 2019 to December 18, 2019 (see Note 8). These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2. LIQUIDITY

The Company has principally financed its operations from inception using proceeds from the sale of its equity securities to its shareholders prior to the Public Offering and such amount of proceeds from the Public Offering that were placed in an account outside of the Trust Account for working capital purposes. As of December 31, 2018, the Company had $462,162 in its operating bank accounts, $704,250,272 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its ordinary shares in connection therewith and a working capital deficit of $74,703, which includes the deferral of approximately $382,000 of payments until the consummation of a Business Combination. The Sponsor has committed to provide up to an aggregate of $200,000 in loans to the Company (see Note 10). Based on the foregoing, the Company believes it will have sufficient cash to meet its needs through September 18, 2019, the scheduled liquidation date.